Summary of Significant Accounting Policies - Schedule of reclassification For consolidated statement Of cash flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Purchase of short-term and long-term investments	¥ 494,836	$ 67,790	¥ 123,633	¥ 0
Net cash used in investing activities	(125,936)	$ (17,251)	(174,565)	¥ (116,874)
Cash and cash equivalents at the end of year	¥ 322,252		585,171		$ 44,148
As Previously Reported
Purchase of short-term and long-term investments			14,054
Net cash used in investing activities			64,986
Cash and cash equivalents at the end of year			694,750
Adjustments
Purchase of short-term and long-term investments			109,579
Net cash used in investing activities			109,579
Cash and cash equivalents at the end of year			¥ (109,579)